Pension and Other Postretirement Benefit Plans (Tables) - Computer Sciences GS Business	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Entity Information [Line Items]
Schedule of Defined Benefit Plans Disclosures
The Computer Sciences GS Business provides subsidized healthcare, dental and life insurance benefits for certain U.S. employees and retirees, primarily for individuals employed prior to August 1992.

Net periodic postretirement benefit costs	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Service cost	$3	$3	$7	$6
Interest cost	121	224	242	448
Amortization of prior service (benefit) cost	(770)	8	(1,543)	17
Net periodic (benefit) cost	$(646)	$235	$(1,294)	$471
The net periodic pension benefit for the Computer Sciences GS Business pension plans include the following components:

Net periodic pension costs	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Interest cost	$637	$659	$1,273	$1,317
Expected return on assets	(1,064)	(1,059)	(2,129)	(2,118)
Net periodic pension benefit	$(427)	$(400)	$(856)	$(801)

The following tables provide reconciliation of the changes in the single employer postretirement plan benefit obligations and assets and a statement of funded status:

Reconciliation of accumulated
postretirement benefit obligations	April 3, 2015	March 28, 2014
Unfunded status at beginning of year	$(23,291)	$(33,109)
Accumulated benefit obligation at beginning of year	23,291	40,892
Service cost	12	80
Interest cost	745	1,076
Settlements	—	(15,149)
Plan amendments	(5,561)	—
Business combinations	237	308
Actuarial gain	(2,245)	(957)
Benefits paid	(1,576)	(2,012)
Conversion to multi-employer (a)	—	(947)
Accumulated benefit obligation at end of year	$14,903	$23,291
(a) Represents certain plans that were converted from single to multi-employer plans

Reconciliation of Fair Value of Plan Assets	April 3, 2015	March 28, 2014
Fair value of plan assets at beginning of year	$—	$7,783
Actual return on plan assets	—	1
Company contribution	1,576	1,620
Business combinations	—	251
Benefits paid	(1,576)	(2,012)
Settlements	—	(7,604)
Conversion to multi-employer (a)	—	(39)
Fair value of plan assets at end of year	—	—

Unfunded status at end of year	$(14,903)	$(23,291)
(a) Represents certain plans that were converted from single to multi-employer plans
The following table provides the amounts recorded in the Computer Sciences GS Business’s Combined Balance Sheets for the postretirement benefit plan liabilities.

	As of
	April 3, 2015	March 28, 2014
Current liabilities	$1,232	$1,923
Other long-term liabilities	13,671	21,368
Net amount recorded	$14,903	$23,291
The following is a summary of amounts in accumulated other comprehensive income (loss) as of April 3, 2015, March 28, 2014 and March 29, 2013 that have not been recognized in the Combined Statements of Operations as components of net periodic benefit cost:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Prior service (benefit) cost	$(3,123)	$171	$178
Accumulated other comprehensive (income) loss	$(3,123)	$171	$178
The accumulated benefit obligation and projected benefit obligations of all single employer OPEB plans exceeded the fair value of the respective plans’ assets.

Net periodic benefit costs	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Service cost	$12	$80	$274
Interest cost	745	1,076	1,871
Expected return on assets	—	(67)	(305)
Amortization of transition obligation	—	—	176
Amortization of prior service (benefit) costs	(2,267)	33	27
Settlement (gain) loss	—	(8,387)	—
Recognition of actuarial gain	(2,245)	(48)	(2,128)
Net periodic (benefit) costs	$(3,755)	$(7,313)	$(85)
Other before tax changes in plan assets and benefit obligations recognized in other comprehensive income during fiscal year 2015, 2014 and 2013 included the following components:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Prior service (credit)/cost	$(5,561)	$—	$—
Amortization of:
Transition asset	—	—	(176)
Prior service cost (credit)	2,267	(33)	(27)
Total recognized in other comprehensive income	$(3,294)	$(33)	$(203)
The following tables provide reconciliation of the annual changes in the single employer pension plans’ projected benefit obligations and assets and a related status of funding:

Reconciliation of project benefit obligation	April 3, 2015	March 28, 2014
Unfunded status at beginning of year	$(1,591)	$(32,375)
Projected benefit obligation at beginning of year	58,566	169,412
Service cost	—	796
Interest cost	2,626	4,004
Plan participants’ contributions	—	325
Settlement	(2,897)	—
Actuarial loss (gain)	9,781	(5,671)
Benefits paid	(2,306)	(4,285)
Divestitures	—	(106,015)
Projected benefit obligation at end of year	$65,770	$58,566

Reconciliation of fair value of plan assets	April 3, 2015	March 28, 2014
Fair value of plan assets at beginning of year	$56,975	$137,037
Actual return on plan assets	3,371	9,825
Plan participants’ contributions	—	325
Settlement	(2,897)	—
Benefits paid	(2,306)	(4,285)
Divestitures	—	(85,927)
Fair value of plan assets at end of year	55,143	56,975

Unfunded status at end of year	(10,627)	(1,591)
Accumulated benefit obligations	$65,770	$58,566

The accumulated benefit obligation and projected benefit obligations of all single employer pension plans exceeded the fair value of the respective plans’ assets.

The following table provides the amounts recorded in the Computer Sciences GS Business’s Combined Balance Sheets for the pension plan liabilities.

	As of
	April 3, 2015	March 28, 2014
Current liabilities - Accrued expenses and other current liabilities	$6	$7
Other long-term liabilities - Other long-term liabilities	10,621	1,584
Net amount recorded	$10,627	$1,591

Net periodic pension costs	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Service cost	$—	$796	$4,848
Interest cost	2,626	4,004	7,307
Expected return on assets	(4,195)	(5,545)	(7,967)
Settlement loss (gain)	388	(27,603)	—
Recognition of actuarial losses (gains)	10,216	(2,437)	3,133
Net periodic pension costs (benefit)	$9,035	$(30,785)	$7,321
The weighted-averages of the assumptions used to determine net periodic pension cost were:

	April 3, 2015	March 28, 2014	March 29, 2013
Discount or settlement rates	4.5%	4.6%	4.7%
Expected long-term rates of return on assets	7.6%	7.2%	6.8%
Rates on increase in compensation levels	N/A	3.9%	3.9%
The following table summarizes the weighted average assumptions used in the determination of the Computer Sciences GS Business’s pension benefit obligations as of April 3, 2015 and March 28, 2014:

	April 3, 2015	March 28, 2014
Discount rate	3.9%	4.6%
Information about the expected cash flows for single employer pension plans as of April 3, 2015, is as follows:

Single Employer Contributions:
2016	$6

Single Employer Benefit Payments:
2016	$2,560
2017	2,753
2018	2,917
2019	3,056
2020	3,190
2021-2025	17,502
The weighted-averages of the assumptions used to determine net periodic postretirement benefit costs were:

	April 3, 2015	March 28, 2014	March 29, 2013
Discount or settlement rates	3.8%	4.1%	4.4%
Expected long-term rates of return on assets	N/A	2.7%	4%
The following table summarizes the weighted average assumptions used in the determination of the Computer Sciences GS Business’s postretirement benefit obligations as of April 3, 2015 and March 28, 2014:

	April 3, 2015	March 28, 2014
Discount rate	3.4%	4%
The assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation was 9.0% for fiscal 2015, declining to 5.0% for 2024 and subsequent years for all retirees. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in the assumed healthcare cost trend rates would have had the following effect:

	One Percentage Point
	Increase	Decrease
Effect on accumulated postretirement benefit obligation as of April 3, 2015	$85	$(74)
Effect on net periodic postretirement benefit cost for fiscal 2015	4	(4)
The following are expected cash flows for OPEBs:

Single Employer Contributions
2016	$1,232

Single Employer Benefit Payments
2016	$1,232
2017	1,234
2018	1,366
2019	1,307
2020	1,263
2021-2025	5,313

Schedule Of Fair Value Of Financial Assets For Pension And Postretirement Benefits
The fair value of the Computer Sciences GS Business’s single employer pension plan assets by investment category and the corresponding level within the fair value hierarchy as of April 3, 2015 and March 28, 2014 are as follows:

As of April 3, 2015	Level 1	Level 2	Level 3	Total
Equity:
U.S. domestic stocks	$2,833	$—	$—	$2,833
Global/International	431	—	—	431
Domestic Equity commingled funds	—	8,585	—	8,585
Global Equity commingled funds	—	2,933	—	2,933
Fixed Income:
Fixed income mutual funds	1,934	—	—	1,934
Fixed income commingled funds	—	9,445	—	9,445
Mortgage and asset-backed securities	—	999	—	999
Corporate bonds	—	771	—	771
U.S. Treasuries	—	441	—	441
Non U.S. Government	—	47	—	47
U.S. Government Agencies	—	14	—	14
Alternatives:
Other Alternatives(a)	5,809	10,053	—	15,862
Hedge Funds(b)	—	—	10,439	10,439
Cash and cash equivalents	3	546	—	549
Total	$11,010	$33,834	$10,439	$55,283

Unsettled Trade Receivables and Accrued Income				409
Unsettled Trade Payable and Accrued Expenses				(549)
Fair value of assets for pension plans				$55,143
(a) Represents institutional funds consisting mainly of equities, bonds, or commodities.
(b) Represents investments in diversified fund of hedge funds in which the CSC pension plans are the sole investor.

Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Level 3
Beginning balance as of March 28, 2014	$5,596
Actual return on plan assets held at the reporting date	1,018
Purchases, sales and settlements	3,825
Ending balance as of April 3, 2015	$10,439

As of March 28, 2014	Level 1	Level 2	Level 3	Total
Equity:
U.S. domestic stocks	$4,366	$—	$—	$4,366
Global/International	659	—	—	659
Domestic Equity commingled funds	—	9,848	—	9,848
Global Equity commingled funds	—	5,336	—	5,336
Fixed Income:
Fixed income commingled funds	—	13,162	—	13,162
Mortgage and asset-backed securities	—	1,518	—	1,518
Corporate bonds	—	922	—	922
U.S. Treasuries	—	965	—	965
Non U.S. Government	—	39	—	39
U.S. Government Agencies	—	45	—	45
Alternatives:
Other Alternatives(a)	5,523	8,520	—	14,043
Hedge Funds(b)	—	—	5,596	5,596
Cash and cash equivalents	2	919	—	921
Total	$10,550	$41,274	$5,596	$57,420

Unsettled Trade Receivables and Accrued Income				490
Unsettled Trade Payable and Accrued Expenses				(935)
Fair value of assets for pension plans				$56,975
(a) Represents institutional funds consisting mainly of equities, bonds, or commodities.
(b) Represents investments in diversified fund of hedge funds in which the CSC pension plans are the sole investor.
Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Level 3
Beginning balance as of March 29, 2013	$—
Actual return on plan assets held at the reporting date	(34)
Purchases, sales and settlements	5,630
Ending balance as of March 28, 2014	$5,596

The asset allocation of pension plans as of April 3, 2015 and March 28, 2014, respectively, is as follows:

	Percentage of Plan Assets as of Year End
Asset Category	April 3, 2015	March 28, 2014
Equity securities	27%	35%
Debt securities	25%	29%
Alternatives	47%	34%
Cash and other	1%	2%
Total	100%	100%

Schedule of Assumptions Used
The weighted-averages of the assumptions used to determine net periodic postretirement benefit cost for the three and six months ended October 2, 2015 and October 3, 2014 are as follows:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Discount or settlement rates	3.4%	4.0%	3.4%	4.0%
The weighted-averages of the assumptions used to determine net periodic pension cost for the three and six months ended October 2, 2015 and October 3, 2014 are as follows:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Discount or settlement rates	3.9%	4.6%	3.9%	4.6%
Expected long-term rates of return on assets	7.9%	7.6%	7.9%	7.6%